RELATED PARTY TRANSACTIONS (Details) - USD ($) $ in Thousands		1 Months Ended		9 Months Ended		12 Months Ended
	Jan. 11, 2021	Feb. 28, 2021	Jan. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Proceeds from convertible notes	$ 350		$ 350	$ 0	$ 350	$ 350	$ 0
Convertible Promissory Note Purchase Agreement | Salmon Pharma, Affiliate of Medice and David Baker, CEO
Related Party Transaction [Line Items]
Proceeds from convertible notes	$ 350		$ 350
Note interest rate	7.00%		7.00%
Convertible notes, converted, shares issued (in shares)		54,906	54,906